Consumption Tax Refund Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Consumption Tax Refund Receivable [Abstract]
CONSUMPTION TAX REFUND RECEIVABLE

7           CONSUMPTION TAX REFUND RECEIVABLE

The PRC government has enacted a regulation that provides that domestically purchased heavy oil to be used for producing ethylene and aromatics products is to be exempted from a consumption tax. In addition, the consumption tax paid for imported heavy oil is to be refunded if it is used for producing ethylene and aromatics products. Given all the Group’s purchased heavy oils are, or are to be used for the production of ethylene and aromatics products, the Group recognizes a consumption tax refund receivable when the consumption tax has been paid and the relevant heavy oils have been used for production. As of June 30, 2012 and December 31, 2011, the Group recorded an estimated consumption tax refund receivable amounting to $107,023,606 and $55,809,560, respectively.

On August 15, 2012, the Group received a consumption tax refund of $95,124,967 and consumption tax claims of $11,898,639 are in process and are expected to be approved and refunded by the end of September 2012.

5       CONSUMPTION TAX REFUND RECEIVABLE

In August 2010, the PRC government enacted a regulation, as amended, that provides that, for the period from January 1, 2010 to September 30, 2012, domestically purchased heavy oil to be used for producing ethylene and aromatics products is exempted from a consumption tax. In addition, the consumption tax paid for imported heavy oil is to be refunded if it was used for producing ethylene and aromatics products. Given all the Group’s purchased heavy oils are, or are to be, used for  the production of ethylene and aromatics products, the Group recognizes a consumption tax refund receivable when the consumption tax has been paid and the relevant heavy oils have been used for production. As of  December 31, 2011 and 2010, the Group recorded an estimated consumption tax refund amounting to $55,809,560and $39,144,688, respectively.

Refunds of 2010 consumption tax receivable of $39,144,688 have been received in full. Claims for consumption tax of $55,809,560 for the year ended December 31, 2011 are in process and are expected to be approved and refunded in May 2012.